Income Taxes	12 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Income Taxes

12. Income Taxes

The entities within the Group file separate tax returns in the respective tax jurisdictions in which they operate.

British Virgin Islands (“BVI”)

Under the current laws of the BVI, the Group’s subsidiaries incorporated in BVI are not subject to tax on income or capital gains. Additionally, upon payments of dividends by these BVI companies to its respective shareholders, no BVI withholding tax will be imposed.

Hong Kong

Our subsidiaries, HK 3e Network and Maskmeta, are Hong Kong entities subject to the two-tier profits tax rates regime under the Inland Revenue (Amendment) (No.3) Ordinance 2018. Pursuant to Hong Kong tax legislation, only one Hong Kong subsidiary within the Group is eligible for the preferential two-tier profits tax rate, and the remaining Hong Kong subsidiaries shall be subject to the standard profits tax rate of 16.5% on their entire assessable profits.

Under the two-tier profits tax rates regime, the first HKD 2 million of assessable profits of the eligible Hong Kong subsidiary is taxed at the preferential rate of 8.25%, while the remaining assessable profits are taxed at the standard rate of 16.5%.

Finland

The Group’s Finnish subsidiaries are governed by the income tax law of Finland and are subject to Finnish corporate income tax. The current standard corporate income tax rate of Finland is 20%, which applies uniformly to Finnish tax resident companies and permanent establishments of foreign entities operating in Finland.

Composition of profit/(loss) before income tax for the periods presented by jurisdictions are as follows:

	For the Year Ended June 30,
	2026	2025	2024
	US$	US$	US$
Hong Kong	2,575,686	1,995,263	824,608
Other jurisdictions	(2,412,853)	(86,318)	(7,046)
Total	162,833	1,908,945	817,562

For the year ended June 30,2026, income tax expenses (benefit) amounted to US$392,110 and US$ (33,224) in Hong Kong and other jurisdictions, respectively.

Composition of income tax expense for the periods presented are as follows:

	For the Year Ended June 30,
	2026	2025	2024
	US$	US$	US$
Current income tax expense	396,831	431,139	114,958
Deferred income tax expense/(benefit)	(37,945)	-	-
Total	358,886	431,139	114,958

A reconciliation of the income tax expense determined at the statutory income tax rate to the Group’s actual income tax expense is as follows:

	For the year ended June 30,
	2025	2024
	US$	US$
Income before income tax expense	1,908,945	817,562
PRC statutory income tax rate	25%	25%
Income tax at statutory income tax rate	477,236	204,390
Difference due to preferential tax	(240,772)	(89,432)
Difference due to discontinue subsidiary	194,675	-
Income tax expense	431,139	114,958

In accordance with the updated requirements of ASU 2023 - 09, reconciliation between the statutory tax rate and the Group’s effective tax rate for the year ended June 30, 2026 is as follows:

	For the year ended June 30,
	2026
	US$
	Amount	Percent
Income before income taxes	162,833
Income tax expense computed at Hong Kong statutory profits tax rate of 16.5%	26,868	16.5%
Foreign tax effects	365,940	224.7%
Nontaxable or nondeductible items	(8,550)	(5.3)%
Other adjustments
Two-tiered profits tax relief	(21,122)	(13.0)%
Changes in valuation allowance	(4,250)	(2.6)%
Income tax expense	358,886	220.3%

Deferred tax

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-than-not realized. This assessment primarily considers the nature, frequency and extent of the losses incurred and other historical objective evidences, as well as the considerations of forecasts of future profitability. These assumptions require significant judgment on the forecasts of future taxable income. Applicable tax rates were applied when calculating deferred tax assets.

The Group’s deferred tax assets and liabilities consist of the following components:

	For the Year Ended June 30,
	2026	2025	2024
	US$	US$	US$
Deferred tax assets
Allowance against receivables	4,703	-	-
Lease liability	71,471	-	-
Net operating loss carry-forwards	32,970	-	-
Less: Valuation allowance	(469)	-	-
Subtotal	108,675	-	-

Deferred tax liabilities
Right-of-use assets	(71,455)	-	-
Subtotal	(71,455)	-	-
Total deferred tax assets, net	37,220	-	-

Full valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets are not more likely than not to be realizable in future tax years. Movement of valuation allowance is as follow:

	For the Year Ended June 30,
	2026	2025	2024
	US$	US$	US$
Valuation allowance
Balance at beginning of the year	-	-	-
Additions	469	-	-
Reductions	-	-	-
Balance at end of the year	469	-	-

As of June 30,2026, the Group has tax losses arising in Finland of US$162,508. Under the current Finnish tax rules, business losses may be carried forward for 10 years.

The Group has tax losses arising in Hong Kong of US$2,843, which can be carried forward indefinitely against future taxable income. Management has provided a full valuation allowance against such losses.

For the years ended June 30, 2026, 2025 and 2024, the Group did not have any material interest or penalties associated with tax positions. As of June 30, 2026 and 2025, the Group did not have any significant unrecognized uncertain tax positions. The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.